Cover Page	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	6-K/A
Entity Registrant Name	SAFE BULKERS, INC.
Entity Address, Address Line One	Apt. D11
Entity Address, Address Line Two	Les Acanthes
Entity Address, Address Line Three	6, Avenue des Citronniers
Entity Address, Postal Zip Code	MC98000
Entity Address, City or Town	Monaco
Entity Address, Country	MC
Document Period End Date	Sep. 30, 2021
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001434754